Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands		1 Months Ended
	Aug. 01, 2019	Feb. 28, 2019
Peach State Gas System
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 2,367
Subsequent Event | Woodmark/Tall Timbers
Regulatory Liabilities [Line Items]
Approved revenue increase	$ 484